Business Combination - Schedule of Common Stock Business Combination (Details) - shares	Jun. 24, 2024	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Common stock outstanding immediately following the closing of the Business Combination	183,660	695,998	414,914	203,715
Conversion of convertible securities	3,656
VSee Lab, Inc [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Shares for iDoc acquisition	65,579
iDoc [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Shares for iDoc acquisition	61,875
DHAC Public Shareholders [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Number of shares issued	1,437
DHAC founders [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Number of shares issued	42,900
Common stock outstanding immediately following the closing of the Business Combination			42,900
Bridge Investor [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Number of shares issued	7,875
Other Current DHAC Shareholders [Member]
Business Combination - Schedule of Common Stock Business Combination (Details) [Line Items]
Number of shares issued	338